LEASE - Schedule of Prepaid Land Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASE
Land use rights	¥ 464,209	$ 67,304	¥ 463,992
Less: accumulated amortization	(56,723)	(8,224)	(47,096)
Net carrying value	¥ 407,486	$ 59,080	¥ 416,896